Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	SteelPath MLP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001478168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2012
SteelPath MLP Select 40 Fund (Prospectus Summary) | SteelPath MLP Select 40 Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPFX
SteelPath MLP Select 40 Fund (Prospectus Summary) | SteelPath MLP Select 40 Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPEX
SteelPath MLP Select 40 Fund (Prospectus Summary) | SteelPath MLP Select 40 Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPTX
SteelPath MLP Select 40 Fund (Prospectus Summary) | SteelPath MLP Select 40 Fund | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPYX
SteelPath MLP Alpha Fund (Prospectus Summary) | SteelPath MLP Alpha Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPAX
SteelPath MLP Alpha Fund (Prospectus Summary) | SteelPath MLP Alpha Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPGX
SteelPath MLP Alpha Fund (Prospectus Summary) | SteelPath MLP Alpha Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPOX
SteelPath MLP Income Fund (Prospectus Summary) | SteelPath MLP Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPDX
SteelPath MLP Income Fund (Prospectus Summary) | SteelPath MLP Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPRX
SteelPath MLP Income Fund (Prospectus Summary) | SteelPath MLP Income Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPZX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPLX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPMX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPNX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPUX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPVX
SteelPath MLP and Infrastructure Debt Fund (Prospectus Summary) | SteelPath MLP and Infrastructure Debt Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPWX